Stock-Based Compensation - Narrative (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock-Based Compensation
Stock-based compensation expense					$ 2.3	$ 2.4	$ 3.5
Number of share options granted during the period (in shares)			300,000	100,000
Exercise Price, low end of range					$ 4.41
Exercise Price, high end of range					$ 43.33
Share-based Compensation Arrangement by Share-based Payment Award, Accelerated Vesting, Number					100,000
Stock-based compensation expense	$ 1.8	$ 0.6	$ 2.6	$ 1.6
Separation expense	$ 1.3	$ 0.5	4.3	$ 0.5	$ 4.3	$ 0.0	0.0
Minimum
Stock-Based Compensation
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant						0
Maximum
Stock-Based Compensation
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant						100,000
Restricted Stock
Stock-Based Compensation
Stock-based compensation expense					0.5
Separation expense			$ 0.8
Shares issued			300,000	200,000
Stock Options
Stock-Based Compensation
Stock-based compensation expense					$ 0.6	$ 0.9	$ 1.7
Number of share options granted during the period (in shares)					400,000	100,000	100,000
Stock-based compensation expense, Net of Tax					$ 0.4	$ 0.5	$ 1.0
Unrecognized compensation expense					$ 1.4
Recognition period for unrecognized compensation expense					3 years 3 months 18 days
weighted average fair value of options granted per share					$ 9.71	$ 14.83	$ 9.00
Stock Options | Director [Member]
Stock-Based Compensation
Expiration period					10 years
Stock Options | Officers And Employees [Member] | Prior To 2011 Grant [Member]
Stock-Based Compensation
Expiration period					10 years
Vesting rights percentage (as a percent)					25.00%
Vesting period (in years)					4 years
Stock Options | Officers And Employees [Member] | Two Thousand Eleven Equity Grants [Member]
Stock-Based Compensation
Expiration period					10 years
Vesting rights percentage (as a percent)					25.00%
Vesting period (in years)					4 years
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation
Stock-based compensation expense					$ 1.7	$ 0.9	$ 1.0
Stock-based compensation expense, Net of Tax					$ 1.1	$ 0.6	$ 0.6
Granted restricted performance stock units					200,000	100,000	100,000
Performance Shares
Stock-Based Compensation
Recognition period for unrecognized compensation expense					1 year 9 months 18 days
Granted restricted performance stock units					200,000
Unrecognized compensation expense					$ 1.7
2016 Plan
Stock-Based Compensation
Total intrinsic value of stock options exercised					$ 1.8	$ 8.0	$ 1.5
Number of shares of common stock authorized under the plan (in shares)	16,200,000		16,200,000
2016 Plan | Stock Options
Stock-Based Compensation
Vesting rights percentage (as a percent)			25.00%
Vesting period (in years)			4 years
2016 Plan | Performance Shares
Stock-Based Compensation
Vesting rights percentage (as a percent)			75.00%
Performance period			3 years